Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES
As of December 31, 2020 and 2019, the following table provides a reconciliation of the other current liabilities within the Consolidated Balance Sheets:

(in thousands of $)	2020	2019
Accrued expenses	(14,013)	(6,927)
Deferred charter revenue	(25,341)	(12,575)
Other current liabilities	(57)	(9)
Provisions	(836)	(606)
Total other current liabilities	(40,247)	(20,117)
Accrued expenses, which includes expenses accrued with regards to loan interest, vessel operating expenses and administrative expenses, increased primarily due to having four more vessels in operation as at December 31, 2020 compared to December 31, 2019. Accrued operating expenses were further impacted by increased pre-delivery expenses in relation to the delivery of Flex Freedom and Flex Volunteer, prior to delivery of the vessels in January 2021.

Deferred charter revenue, which represents income relating to future periods invoiced in advance, increased due to eleven vessels being employed in January 2021, compared to five vessels in January 2020.